Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Property and Equipment, Net of Accumulated Depreciation and Amortization

Property and equipment are stated at cost, net of accumulated depreciation and amortization and are amortized over their estimated useful lives as follows:

	Basis	Useful Life
Equipment under capital leases	Straight line method	Shorter of useful life or term of lease
Computer equipment	Straight line method	3 years
Software licenses	Straight line method	3 years
Furniture and fixtures	Straight line method	5 years
Leasehold improvements	Straight line method	Shorter of useful life or term of lease

Schedule of Subscription and Professional Services Revenue by Geographic Region

Revenue by geographic region is based on the billing address of the customer. Subscription and professional services revenue by geographic region approximates the following:

	Years Ended December 31,
	2009	2010	2011
	(in thousands)
Revenue:
Americas	$37,569	$45,328	$63,897
Europe	2,777	4,262	6,167
Asia Pacific	612	1,209	1,284

Total revenue	$40,958	$50,799	$71,348

Schedule of Property and Equipment by Geographic Region

Property and equipment by geographic region approximates the following:

	As of December 31,
	2010	2011
	(in thousands)
Americas	$2,731	$3,616
Europe	137	105
Asia Pacific	0	0

Total property and equipment, net	$2,868	$3,721